Activities of Orange Bank - Book value of financial assets (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets		€ 477	€ 89
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets		1,795	1,769
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 614
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	3,000
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	553
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	152	171	237
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	925
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 1
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets		3,096	3,091
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets		214	74
Held-to-maturity investments, category (should only appear in IFRS 9 disclosure after taxonomy conversion AND updated for first 12/31/18 draft) [member]
Disclosure of financial assets [line items]
Other financial assets		615	713
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Other financial assets		€ 795	€ 745